American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2070 Portfolio
April 30, 2026

One Choice 2070 Portfolio - Schedule of Investments
APRIL 30, 2026 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 54.5%
Focused Dynamic Growth Fund G Class	1,382	120,490
Focused Large Cap Value Fund G Class	27,326	301,410
Growth Fund G Class	2,916	179,392
Heritage Fund G Class	4,548	120,616
Large Cap Equity Fund G Class	6,261	313,820
Mid Cap Value Fund G Class	8,963	142,250
Small Cap Growth Fund G Class	1,768	46,615
Small Cap Value Fund G Class	4,518	46,177
		1,270,770
International Equity Funds — 30.7%
Emerging Markets Fund G Class	7,594	142,996
Global Real Estate Fund G Class	4,026	59,820
International Growth Fund G Class	15,173	211,213
International Small-Mid Cap Fund G Class	6,096	79,852
International Value Fund G Class	9,463	115,166
Non-U.S. Intrinsic Value Fund G Class	10,157	108,374
		717,421
Domestic Fixed Income Funds — 10.6%
Diversified Bond Fund G Class	18,590	170,097
High Income Fund G Class	4,988	43,392
Inflation-Adjusted Bond Fund G Class	3,229	34,646
		248,135
International Fixed Income Funds — 3.9%
Emerging Markets Debt Fund G Class	2,765	26,106
Global Bond Fund G Class	7,464	65,088
		91,194
Money Market Funds — 0.3%
U.S. Government Money Market Fund G Class	6,916	6,916
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $2,268,727)		2,334,436
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$2,334,436

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV per share.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period December 1, 2025 (fund inception) through April 30, 2026 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund	—	$123	$9	$7	$121	1	—	$1
Focused Large Cap Value Fund	—	323	28	6	301	27	—	3
Growth Fund	—	188	14	5	179	3	—	2
Heritage Fund	—	129	9	1	121	5	—	2
Large Cap Equity Fund	—	329	25	10	314	6	—	6
Mid Cap Value Fund	—	152	13	3	142	9	—	2
Small Cap Growth Fund	—	48	3	2	47	2	—	—
Small Cap Value Fund	—	47	4	3	46	5	—	1
Emerging Markets Fund	—	138	12	17	143	8	—	1
Global Real Estate Fund	—	62	5	3	60	4	—	—
International Growth Fund	—	225	16	2	211	15	—	1
International Small-Mid Cap Fund	—	84	7	3	80	6	—	—
International Value Fund	—	120	11	6	115	9	—	1
Non-U.S. Intrinsic Value Fund	—	117	9	—	108	10	—	2
Diversified Bond Fund	—	188	16	(2)	170	19	—	1
High Income Fund	—	47	4	—	43	5	—	1
Inflation-Adjusted Bond Fund	—	38	3	—	35	3	—	—
Emerging Markets Debt Fund	—	28	2	—	26	3	—	—
Global Bond Fund	—	71	6	—	65	7	—	—
U.S. Government Money Market Fund	—	7	—	—	7	7	—	—
	—	$2,464	$196	$66	$2,334	154	—	$24
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.